Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	$ 322	$ 919
Additions for tax positions related to current year	7	35
Additions for tax positions related to prior years
Reductions for tax positions related to prior years
Lapse of statute of limitations	(194)	(632)
Settlements
Ending Balance	135	322
LAMAR MEDIA CORP
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	322	919
Additions for tax positions related to current year	7	35
Additions for tax positions related to prior years
Reductions for tax positions related to prior years
Lapse of statute of limitations	(194)	(632)
Settlements
Ending Balance	$ 135	$ 322